Dividend Restrictions and Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bankshares and the Bank's actual capital amounts and ratios
Total Capital to Risk Weighted Assets Amount	$ 32,771	$ 31,318
Total Capital to Risk Weighted Assets Ratio	11.39%	11.24%
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	23,011	22,282
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 Capital to Risk Weighted Assets Amount	29,183	27,837
Tier 1 Capital to Risk Weighted Assets Ratio	10.15%	9.99%
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	11,505	11,141
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital Leverage to Average Asset Amount	29,183	27,837
Tier 1 Capital Leverage to Average Asset Ratio	8.49%	8.12%
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Amount	13,756	13,709
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Ratio	4.00%	4.00%
Bank [Member]
Bankshares and the Bank's actual capital amounts and ratios
Total Capital to Risk Weighted Assets Amount	34,005	32,763
Total Capital to Risk Weighted Assets Ratio	11.85%	11.79%
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	22,957	22,237
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	28,696	27,797
Total Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets Amount	30,417	29,281
Tier 1 Capital to Risk Weighted Assets Ratio	10.60%	10.53%
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	11,478	11,119
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,217	16,678
Tier 1 Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Capital Leverage to Average Asset Amount	30,417	29,281
Tier 1 Capital Leverage to Average Asset Ratio	8.86%	8.56%
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Amount	13,729	13,687
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,161	$ 17,109
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%